Note 5 - Fair Value Measurements - Reconciliation of Changes in Fair Value of Liability 1 (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Common Stock Warrant Liability [Member]
Issuance of common stock warrants	$ 10,787
Change in fair value	(2,166)
Balance at September 30, 2024	8,621
Derivative Financial Instruments, Liabilities [Member]
Issuance of common stock warrants	286
Change in fair value	61
Balance at September 30, 2024	$ 347